INVESTMENT IN NON-CONSOLIDATED AFFILIATES (Schedule of Investment in Equity Affiliate) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 2010 Affiliate Company [Member] CNY	Dec. 31, 2011 2010 Affiliate Company [Member] CNY	Dec. 31, 2010 2010 Affiliate Company [Member] CNY	Dec. 31, 2011 2011 Affiliate Company [Member] CNY	Dec. 31, 2011 First 2012 Affiliate Company [Member] CNY	Dec. 31, 2012 Second 2012 Affiliate Company [Member] CNY
Schedule of Equity Method Investments [Line Items]
Investment in non-consolidated affiliates (note 6)	$ 6,746,437	42,030,976	15,548,648	13,103,822	12,926,810	12,680,000	2,621,838		28,927,154